Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.03800%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	2.48305%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,747,654.61

Principal:
Principal Collections	$25,133,316.10
Prepayments in Full	$15,225,574.37
Liquidation Proceeds	$112,433.29
Recoveries	$0.00
Sub Total	$40,471,323.76
Collections	$43,218,978.37

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,218,978.37

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,218,978.37
Servicing Fee	$911,267.23	$911,267.23	$0.00	$0.00	$42,307,711.14
Interest - Class A-1 Notes	$217,965.56	$217,965.56	$0.00	$0.00	$42,089,745.58
Interest - Class A-2a Notes	$776,924.00	$776,924.00	$0.00	$0.00	$41,312,821.58
Interest - Class A-2b Notes	$213,818.19	$213,818.19	$0.00	$0.00	$41,099,003.39
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$40,098,491.06
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$39,755,271.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,755,271.06
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$39,636,582.89
Second Priority Principal Payment	$7,910,017.87	$7,910,017.87	$0.00	$0.00	$31,726,565.02
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$31,641,487.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,641,487.94
Regular Principal Payment	$116,290,812.76	$31,641,487.94	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,218,978.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$7,910,017.87
Regular Principal Payment					$31,641,487.94
Total					$39,551,505.81

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$39,551,505.81	$194.68	$217,965.56	$1.07	$39,769,471.37	$195.75
Class A-2a Notes	$0.00	$0.00	$776,924.00	$2.87	$776,924.00	$2.87
Class A-2b Notes	$0.00	$0.00	$213,818.19	$2.14	$213,818.19	$2.14
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$39,551,505.81	$37.57	$2,756,205.33	$2.62	$42,307,711.14	$40.19

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$124,200,830.63	0.6113449	$84,649,324.82	0.4166633
Class A-2a Notes	$271,020,000.00	1.0000000	$271,020,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$973,670,830.63	0.9249887	$934,119,324.82	0.8874147

Pool Information
Weighted Average APR	2.850%	2.847%
Weighted Average Remaining Term	52.67	51.84
Number of Receivables Outstanding	35,626	34,761
Pool Balance	$1,093,520,676.17	$1,052,994,870.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$981,149,541.70	$944,710,812.76
Pool Factor	0.9319104	0.8973739

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$108,284,057.36
Targeted Overcollateralization Amount	$142,500,035.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$118,875,545.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$54,482.29
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$54,482.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0598%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0015%
Prior Collection Period			-0.0006%
Current Collection Period			0.0609%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		77	$55,954.13
(Cumulative Recoveries)			$596.58
Cumulative Net Loss for All Collection Periods			$55,357.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0047%

Average Realized Loss for Receivables that have experienced a Realized Loss			$726.68
Average Net Loss for Receivables that have experienced a Realized Loss			$718.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.37%	112	$3,946,216.90
61-90 Days Delinquent	0.05%	13	$534,298.34
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.43%	125	$4,480,515.24

Repossession Inventory:
Repossessed in the Current Collection Period		3	131314.95
Total Repossessed Inventory		3	131314.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0028%
Prior Collection Period			0.0112%
Current Collection Period			0.0374%
Three Month Average			0.0171%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0507%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	3

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$3,373,483.20
2 Months Extended	92	$3,853,241.52
3+ Months Extended	6	$216,630.15

Total Receivables Extended	185	$7,443,354.87
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer